Cash and Bank Balances -Schedule of Cash and Bank Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash and Bank Balances [Abstract]
Cash and bank balances	$ 5,185,248	$ 940,963	$ 2,288,998	$ 8,100,899